UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

September 30, 2021

Small Company Fund

Investor Shares (BCSIX)

(CUSIP Number 115291833)

Institutional Shares (BCSSX)

(CUSIP Number 115291403)

Mid Company Fund

Investor Shares (BCMSX)

(CUSIP Number 115291809)

Institutional Shares (BCMIX)

(CUSIP Number 115291783)

International Equity Fund

Investor Shares (BCIIX)

(CUSIP Number 115291858)

Institutional Shares (BCISX)

(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)

(CUSIP Number 115291742)

Institutional Shares (BCSFX)

(CUSIP Number 115291759)

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.84%
	Business Services - 23.17%
607,503	ANSYS, Inc.(a)	$206,824,396
845,684	Duck Creek Technologies, Inc.(a)	37,413,060
1,376,002	Guidewire Software, Inc.(a)	163,565,358
582,986	nCino, Inc.(a)	41,409,496
806,453	Paycom Software, Inc.(a)	399,799,075
2,822,699	PROS Holdings, Inc.(a)(b)	100,149,361
3,046,445	Q2 Holdings, Inc.(a)(b)	244,142,102
814,774	Tyler Technologies, Inc.(a)	373,696,095
		1,566,998,943
	Consumer Related - 3.16%
2,732,476	Alarm.com Holdings, Inc.(a)(b)	213,652,298

	Industrial Products & Systems - 9.33%
347,463	Balchem Corp.	50,406,457
4,358,450	Cognex Corp.	349,634,859
1,253,373	DMC Global, Inc.(a)(b)	46,261,998
1,463,954	Helios Technologies, Inc.	120,205,263
967,289	Proto Labs, Inc.(a)	64,421,447
		630,930,024
	Information/Knowledge Management - 25.64%
967,940	Alteryx, Inc. - Class A(a)	70,756,414
1,214,032	American Software, Inc. - Class A	28,833,260
2,269,689	Anaplan, Inc.(a)	138,201,363
1,839,997	Appfolio, Inc. - Class A(a)(b)	221,535,639
755,557	Blackbaud, Inc.(a)	53,153,435
2,496,060	Datadog, Inc. - Class A(a)	352,818,081
2,325,108	Manhattan Associates, Inc.(a)	355,811,277
1,791,433	NetScout Systems, Inc.(a)	48,279,119
3,686,504	NextGen Healthcare, Inc.(a)(b)	51,979,707
4,465,516	Smartsheet, Inc. - Class A(a)	307,316,811
2,292,529	Vocera Communications, Inc.(a)(b)	104,906,127
		1,733,591,233
	Medical/Health Care - 30.82%
726,324	10X Genomics, Inc.(a)	105,738,248
845,006	ABIOMED, Inc.(a)	275,066,353
593,099	Bio-Techne Corp.	287,397,982
3,138,112	Cardiovascular Systems, Inc.(a)(b)	103,024,217
1,815,485	Glaukos Corp.(a)	87,451,913
2,162,916	Inogen, Inc.(a)(b)	93,200,050
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	130,341,647
1,361,033	OrthoPediatrics Corp.(a)(b)	89,161,272
1,454,086	Quidel Corp.(a)	205,244,239
520,690	Repligen Corp.(a)	150,474,203
543,208	Tandem Diabetes Care, Inc.(a)	64,848,171
1,214,786	Veeva Systems, Inc. - Class A(a)	350,064,882
2,915,818	Vericel Corp.(a)(b)	142,291,918
		2,084,305,095
	Miscellaneous - 4.72%
160,897	CryoPort, Inc.(a)	10,701,260

Semi-Annual Report | September 30, 2021	1

The Brown Capital Management Small Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.84% (continued)
	Miscellaneous - 4.72% (continued)
7,095,028	Neogen Corp.(a)(b)	$308,137,066
		318,838,326

Total Common Stocks (Cost $2,870,775,134)		6,548,315,919

SHORT TERM INVESTMENTS - 3.28%
221,319,386	First American Treasury Obligations Fund, 0.01%(c)	221,319,386

Total Short Term Investments (Cost $221,319,386)		221,319,386

Total Value of Investments (Cost $3,092,094,520) - 100.12%		6,769,635,305
Liabilities in Excess of Other Assets - (0.12)%		(7,844,107)
Net Assets - 100.00%		$6,761,791,198

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2021.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	23.17%	$1,566,998,943
Consumer Related	3.16%	213,652,298
Industrial Products & Systems	9.33%	630,930,024
Information/Knowledge Management	25.64%	1,733,591,233
Medical/Health Care	30.82%	2,084,305,095
Miscellaneous	4.72%	318,838,326
Short Term Investments	3.28%	221,319,386
Liabilities in Excess of Other Assets	(0.12)%	(7,844,107)
Total	100.00%	$6,761,791,198

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.99%
	Business Services - 14.31%
10,289	Bright Horizons Family Solutions, Inc.(a)	$1,434,492
16,369	Envestnet, Inc.(a)	1,313,449
7,355	Equifax, Inc.	1,863,904
8,571	Jack Henry & Associates, Inc.	1,406,158
4,263	Tyler Technologies, Inc.(a)	1,955,225
		7,973,228
	Consumer Related - 8.18%
648	Chipotle Mexican Grill, Inc.(a)	1,177,753
3,961	Expedia, Inc.(a)	649,208
9,529	LKQ Corp.(a)	479,499
1,093	O’sReilly Automotive, Inc.(a)	667,889
2,607	Tractor Supply Co.	528,204
2,927	Ulta Beauty, Inc.(a)	1,056,413
		4,558,966
	Financial Services - 8.38%
7,717	Broadridge Financial Solutions, Inc.	1,285,961
5,261	FleetCor Technologies, Inc.(a)	1,374,542
3,518	MarketAxess Holdings, Inc.	1,479,987
2,702	T Rowe Price Group, Inc.	531,483
		4,671,973
	Industrial Products & Systems - 11.84%
20,567	Cognex Corp.	1,649,885
27,878	Fastenal Co.	1,438,783
7,247	IPG Photonics Corp.(a)	1,147,925
2,657	Quanta Services, Inc.	302,420
10,306	SiteOne Landscape Supply, Inc.(a)	2,055,738
		6,594,751
	Information/Knowledge Management - 22.19%
3,488	ANSYS, Inc.(a)	1,187,490
5,987	Autodesk, Inc.(a)	1,707,313
3,509	Blackbaud, Inc.(a)	246,858
6,597	Coupa Software, Inc.(a)	1,445,930
11,854	Guidewire Software, Inc.(a)	1,409,085
829	HubSpot, Inc.(a)	560,479
18,498	Manhattan Associates, Inc.(a)	2,830,749
2,193	Shopify, Inc. - Class A(a)	2,973,225
		12,361,129
	Medical/Health Care - 32.09%
2,767	Align Technology, Inc.(a)	1,841,245
3,670	Cerner Corp.	258,809
7,339	Charles River Laboratories International, Inc.(a)	3,028,585
4,080	Dexcom, Inc.(a)	2,231,189
18,959	Edwards Lifesciences Corp.(a)	2,146,348
4,878	Insulet Corp.(a)	1,386,474
1,210	Jazz Pharmaceuticals PLC(a)	157,554
5,448	Masimo Corp.(a)	1,474,828
14,086	Omnicell, Inc.(a)	2,090,785
2,569	Teladoc Health, Inc.(a)	325,775

Semi-Annual Report | September 30, 2021	3

The Brown Capital Management Mid Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.99% (continued)
	Medical/Health Care - 32.09% (continued)
8,414	Veeva Systems, Inc. - Class A(a)	$2,424,662
2,634	Zoetis, Inc.	511,365
		17,877,619

Total Common Stocks (Cost $27,233,606)		54,037,666

SHORT TERM INVESTMENTS - 3.18%
1,771,387	First American Treasury Obligations Fund, 0.01%(b)	1,771,387

Total Short Term Investments (Cost $1,771,387)		1,771,387

Total Value of Investments (Cost $29,004,993) - 100.17%		55,809,053
Liabilities in Excess of Other Assets - (0.17)%		(95,856)
Net Assets - 100.00%		$55,713,197

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at September 30, 2021.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	14.31%	$7,973,228
Consumer Related	8.18%	4,558,966
Financial Services	8.38%	4,671,973
Industrial Products & Systems	11.84%	6,594,751
Information/Knowledge Management	22.19%	12,361,129
Medical/Health Care	32.09%	17,877,619
Short Term Investments	3.18%	1,771,387
Liabilities in Excess of Other Assets	(0.17)%	(95,856)
Total	100.00%	$55,713,197

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.41%
	Argentina - 1.83%
816	MercadoLibre, Inc.(a)	$1,370,390

	Australia - 8.78%
6,637	Atlassian Corp. PLC(a)	2,597,854
14,242	Cochlear, Ltd.	2,269,297
14,876	REA Group, Ltd.	1,708,371
		6,575,522
	Canada - 3.62%
29,102	Descartes Systems Group, Inc.(a)	2,368,874
254	Shopify, Inc. - Class A(a)	344,368
		2,713,242
	Denmark - 7.90%
26,343	Chr Hansen Holding A/S	2,151,755
23,266	Novo Nordisk A/S - Class B	2,251,946
12,754	SimCorp A/S	1,509,422
		5,913,123
	France - 5.06%
39,155	Dassault Systemes SE	2,062,067
5,889	EssilorLuxottica SA	1,128,958
6,256	Ipsen SA	598,280
		3,789,305
	Germany - 7.98%
16,665	Carl Zeiss Meditec AG	3,205,402
1,605	Rational AG	1,514,459
9,280	SAP SE	1,256,396
		5,976,257
	Hong Kong - 3.09%
521,146	Kingdee International Software Group Co., Ltd.(a)	1,743,926
142,443	Kingsoft Corp., Ltd.	568,151
		2,312,077
	Ireland - 8.86%
17,686	DCC PLC	1,476,991
8,942	Flutter Entertainment PLC(a)	1,772,242
12,930	ICON PLC(a)	3,387,918
		6,637,151
	Israel - 2.66%
6,832	Check Point Software Technologies, Ltd.(a)	772,290
7,704	CyberArk Software, Ltd.(a)	1,215,845
		1,988,135
	Italy - 1.65%
44,862	Azimut Holding SpA	1,234,705

	Japan - 11.82%
98,500	CyberAgent, Inc.	1,916,986

Semi-Annual Report | September 30, 2021	5

The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.41% (continued)
	Japan - 11.82% (continued)
7,500	GMO Payment Gateway, Inc.	$955,569
34,400	Kakaku.com, Inc.	1,120,446
28,600	M3, Inc.	2,053,742
97,300	MonotaRO Co., Ltd.	2,206,615
61,833	Rakuten Group, Inc.	600,579
		8,853,937
	Mexico - 1.56%
135,027	Fomento Economico Mexicano SAB de CV	1,171,392

	Netherlands - 3.07%
497	ASML Holding NV	371,843
18,143	Wolters Kluwer NV	1,924,634
		2,296,477
	New Zealand - 0.72%
5,362	Xero, Ltd.(a)	538,828

	Spain - 2.76%
84,631	Grifols SA	2,066,514

	Switzerland - 15.06%
175	Chocoladefabriken Lindt & Spruengli AG	1,956,650
594	Givaudan SA	2,716,485
1,320	Partners Group Holding AG	2,077,129
3,655	Tecan Group AG	2,084,481
17,903	Temenos AG	2,441,624
		11,276,369
	United Kingdom - 11.99%
88,100	Abcam PLC(a)	1,778,215
256,770	AJ Bell PLC	1,380,428
39,021	Diageo PLC	1,895,923
90,732	Ocado Group PLC(a)	2,032,445
65,520	RELX PLC	1,895,407
		8,982,418
Total Common Stocks (Cost $51,993,878)		73,695,842

SHORT TERM INVESTMENTS - 1.91%
1,433,936	First American Treasury Obligations Fund, 0.01%(b)	1,433,936

Total Short Term Investments (Cost $1,433,936)		1,433,936

Total Value of Investments (Cost $53,427,814) - 100.32%		75,129,778
Liabilities in Excess of Other Assets - (0.32)%		(239,291)
Net Assets - 100.00%		$74,890,487

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at September 30, 2021.

See Notes to Financial Statements.

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The Brown Capital Management International Equity Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	6.34%	$4,745,803
Consumer Discretionary	7.71%	5,775,656
Consumer Staples	6.70%	5,023,965
Financials	6.27%	4,692,262
Health Care	27.81%	20,824,753
Industrials	12.04%	9,018,106
Information Technology	25.04%	18,747,057
Materials	6.50%	4,868,240
Short Term Securities	1.91%	1,433,936
Liabilities in Excess of Other Assets	(0.32)%	(239,291)
Total	100.00%	$74,890,487

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2021	7

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.15%
	Australia - 6.53%
905,500	REA Group, Ltd.	$103,988,284
1,870,475	WiseTech Global, Ltd.	72,548,824
		176,537,108

	Austria - 0.70%
466,172	Schoeller-Bleckmann Oilfield Equipment AG(a)	18,845,596

	Canada - 9.66%
1,908,860	Descartes Systems Group, Inc.(a)	155,379,335
733,643	Kinaxis, Inc.(a)	105,847,088
		261,226,423

	Denmark - 5.82%
2,195,157	Ambu A/S - Class B	64,914,417
1,574,465	NNIT A/S(b)	29,968,789
526,917	SimCorp A/S	62,360,052
		157,243,258

	France - 12.14%
1,925,006	Albioma SA(b)	75,813,974
219,506	Esker SA	67,125,662
1,649,469	Interparfums SA	104,130,731
2,060,229	Lectra(b)	81,020,242
		328,090,609

	Germany - 14.12%
3,157,845	Evotec SE(a)	150,741,101
1,563,221	Nexus AG(b)	129,468,668
715,735	STRATEC SE(b)	101,478,008
		381,687,777

	Hong Kong - 2.01%
16,205,000	Kingdee International Software Group Co., Ltd.(a)	54,227,261

	India - 1.02%
751,738	CRISIL, Ltd.	27,529,547

	Ireland - 1.18%
160,274	Flutter Entertainment PLC(a)	31,765,182

	Israel - 3.06%
524,693	CyberArk Software, Ltd.	82,807,049

	Italy - 1.85%
1,820,654	Azimut Holding SpA	50,108,582

	Japan - 11.33%
315,600	GMO Payment Gateway, Inc.	40,210,324
2,067,914	Hiday Hidaka Corp.(b)	32,775,958
1,847,800	Kakaku.com, Inc.	60,184,869
606,500	M3, Inc.	43,552,253
1,270,846	SMS Co., Ltd.	46,645,455
547,747	Software Service, Inc.(b)	38,978,896

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The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.15% (continued)
	Japan - 11.33% (continued)
1,537,500	Towa Pharmaceutical Co., Ltd.	$43,792,399
		306,140,154

	New Zealand - 2.04%
43,143,272	Pushpay Holdings, Ltd.(a)	55,100,345

	Sweden - 3.13%
1,525,756	Hemnet Group AB(a)	29,454,076
422,867	MIPS AB	42,531,115
626,930	Sectra AB(a)	12,603,911
		84,589,102

	Switzerland - 2.20%
37,867	Partners Group Holding AG	59,586,840

	United Kingdom - 20.36%
4,619,886	Abcam PLC(a)	93,248,033
10,687,233	AJ Bell PLC	57,455,919
1,870,442	Dechra Pharmaceuticals PLC	122,231,345
2,627,276	PayPoint PLC	25,133,945
1,858,664	Playtech PLC(a)	11,750,477
4,801,391	Rightmove PLC	44,211,846
34,743,072	Vectura Group PLC(b)	77,053,905
1,962,742	Victrex PLC	62,994,347
1,469,265	Vitec Group PLC	29,695,319
1,567,723	YouGov PLC	26,615,613
		550,390,749

Total Common Stocks (Cost $1,938,623,417)		2,625,875,582

SHORT TERM INVESTMENTS - 2.89%
78,045,113	First American Treasury Obligations Fund, 0.01%(c)	78,045,113

Total Short Term Investments (Cost $78,045,113)		78,045,113

Total Value of Investments (Cost $2,016,668,530) - 100.04%		2,703,920,695
Liabilities in Excess of Other Assets - (0.04)%		(1,111,923)
Net Assets - 100.00%		$2,702,808,772

(a)	Non-income producing investment.

(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)	Represents 7 day effective yield at September 30, 2021.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	9

The Brown Capital Management International Small Company Fund

Schedule of Investments	September 30, 2021 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	25.04%	$676,718,691
Consumer Related	9.34%	252,648,782
Industrial Products & Systems	6.03%	162,860,185
Information/Knowledge Management	29.76%	804,374,742
Medical/Health Care	19.65%	531,227,863
Miscellaneous	7.33%	198,045,319
Short Term Investments	2.89%	78,045,113
Liabilities in Excess of Other Assets	(0.04)%	(1,111,923)
Total	100.00%	$2,702,808,772

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

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The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2021 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$1,722,305,904	$29,004,993	$53,427,814		$1,576,646,411
Affiliated Investments, at cost	1,369,788,616	—	—		440,022,119
Unaffiliated Investments, at value (Note 1)	$4,920,851,903	$55,809,053	$75,129,778		$2,137,362,255
Affiliated Investments, at value (Note 1)	1,848,783,402	—	—		566,558,440
Total Investments, at value (Note 1)	$6,769,635,305	$55,809,053	$75,129,778		$2,703,920,695
Foreign Cash, at value	—	—	1,292	*	312,939	**
Receivables:
Investments sold	2,064,100	22	16		—
Fund shares sold	5,066,729	31,575	—		1,245,170
Dividends, interest and reclaims, at value	79	5,907	187,844	*	2,180,684	**
Prepaid expenses	74,378	20,636	27,361		42,163
Total Assets	6,776,840,591	55,867,193	75,346,291		2,707,701,651
Liabilities:
Payables:
Investments purchased	5,452,658	—	392,517		292,366
Fund shares redeemed	2,753,807	109,560	128		439,709
Foreign Capital Gains Tax	—	—	—		1,614,302
Accrued expenses:
Advisory fees	5,852,209	21,058	39,667		2,329,020
Administration fees	31,524	3,711	3,821		12,397
Trustees’ fees	632	632	632		604
Custody fees	137,841	1,476	2,357		121,280
Transfer agent fees	104,736	9,133	9,112		7,418
Chief compliance officer fees	19	19	19		19
12b-1 fees - Investor Class	335,153	3,304	648		49,170
Legal and audit fees	2,331	1,579	1,579		1,591
Printing fees	378,483	1,395	1,329		17,338
Other expenses	—	2,129	3,995		7,665
Total Liabilities	15,049,393	153,996	455,804		4,892,879
Net Assets	$6,761,791,198	$55,713,197	$74,890,487		$2,702,808,772
Net Assets Consist of:
Paid-in capital	$2,649,645,498	$27,799,159	$52,739,841		$1,905,393,558
Total distributable earnings (deficit)	4,112,145,700	27,914,038	22,150,646		797,415,214
Net Assets	$6,761,791,198	$55,713,197	$74,890,487		$2,702,808,772

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	11

The Brown Capital Management Mutual Funds

Statements of Assets and Liabilities	September 30, 2021 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund		International Small Company Fund
Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$126.83	$19.35	$19.23	(a)	$28.05	(a)
Net Assets	$1,920,913,407	$15,381,388	$3,051,247		$228,604,850
Shares Outstanding, no par value (unlimited shares authorized)	15,145,201	795,088	158,677		8,149,971
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$130.29	$20.43	$19.35	(a)	$28.48	(a)
Net Assets	$4,840,877,791	$40,331,809	$71,839,240		$2,474,203,922
Shares Outstanding, no par value (unlimited shares authorized)	37,155,161	1,973,882	3,712,854		86,871,729

*	At Cost; $1,314 for Foreign Cash and $185,411 for dividends and reclaims.

**	At Cost; $312,987 for Foreign Cash and $2,177,631 for dividends and reclaims.

(a)	Redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see the Funds’ Prospectus.

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Operations	For the Six Months Ended September 30, 2021 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Investment Income:
Dividends	$1,237,867	$67,514	$465,666	$8,129,356
Dividends from affiliated investments	335,758	—	—	12,734,715
Foreign taxes withheld	—	—	(49,772)	(1,664,400)
Total Investment Income	1,573,625	67,514	415,894	19,199,671

Expenses:
Advisory fees (Note 2)	34,859,041	197,952	334,954	12,566,749
Administration fees (Note 2)	175,334	6,132	8,411	58,989
Transfer agent fees (Note 2)	737,808	25,963	24,890	71,032
Custody fees	198,098	2,666	18,145	299,652
Registration fees	51,892	21,801	19,809	42,797
12b-1 Fees - Investor Class (Note 2)	2,069,261	18,904	4,621	260,723
Legal fees (Note 2)	22,724	22,724	22,724	22,736
Audit and tax preparation fees	8,273	7,521	7,521	7,521
Trustees’ fees and expenses (Note 2)	33,257	33,257	33,257	33,269
Compliance services fees (Note 2)	6,769	6,769	6,769	6,769
Printing fees	227,113	1,127	1,110	14,870
Other expenses	27,075	3,042	3,649	16,833
Total Expenses	38,416,645	347,858	485,860	13,401,940
Expenses waived by Advisor - Investor Class (Note 2)	—	(26,304)	(5,431)	—
Expenses waived by Advisor - Institutional Class (Note 2)	—	(64,790)	(103,379)	—
Net Expenses	38,416,645	256,764	377,050	13,401,940
Net Investment Income/(Loss)	(36,843,020)	(189,250)	38,844	5,797,731
Realized and Unrealized Gain/(Loss) on:
Net realized gain from investments	352,372,744	692,184	115,953	39,932,469
Net realized loss from affiliated investments	(18,704,112)	—	—	—
Net realized loss from foreign currency transactions	—	—	(1,418)	(436,560)
Net change in unrealized appreciation of investments	163,920,231	4,918,524	6,473,035	192,167,522
Net change in unrealized appreciation/(depreciation) of affiliated investments	(362,444,741)	—	—	34,525,339
Net change in unrealized appreciation/(depreciation) of foreign currency translations	—	—	(1,216)	15,794
Net change in unrealized foreign capital gains tax	—	—	—	(1,360,775)
Net Realized and Unrealized Gain on Investments and Foreign Currencies	135,144,122	5,610,708	6,586,354	264,843,789
Net Increase in Net Assets Resulting From Operations	$98,301,102	$5,421,458	$6,625,198	$270,641,520

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	13

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Operations:
Net investment loss	$(36,843,020)	$(56,597,350)	$(189,250)	$(229,418)
Net realized gain from investments	333,668,632	512,792,601	692,184	1,596,940
Net change in unrealized appreciation/(depreciation) of investments	(198,524,510)	2,277,012,407	4,918,524	16,673,776
Net Increase in Net Assets Resulting from Operations	98,301,102	2,733,207,658	5,421,458	18,041,298
Distributions to Shareholders: (Note 4)
Investor	—	(168,282,387)	—	(350,475)
Institutional	—	(340,087,953)	—	(765,716)
Net Decrease in Net Assets from Distributions	—	(508,370,340)	—	(1,116,191)
Capital Share Transactions:
Shares sold
Investor	82,235,163	360,505,358	758,392	3,249,979
Institutional	472,269,656	1,204,776,153	7,281,379	4,400,334
Reinvested dividends and distributions
Investor	—	162,787,139	—	348,600
Institutional	—	323,107,850	—	764,223
Shares redeemed
Investor	(336,964,727)	(915,864,440)	(884,909)	(2,189,078)
Institutional	(481,675,599)	(910,052,299)	(451,741)	(4,027,870)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(264,135,507)	225,259,761	6,703,121	2,546,188
Net Increase/(Decrease) in Net Assets	(165,834,405)	2,450,097,079	12,124,579	19,471,295
Net Assets:
Beginning of Period	6,927,625,603	4,477,528,524	43,588,618	24,117,323
End of Period	$6,761,791,198	$6,927,625,603	$55,713,197	$43,588,618

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Share Information:
Investor Class:
Shares sold	647,781	2,989,503	39,477	205,560
Reinvested distributions	(3)	1,292,782	—	20,924
Shares redeemed	(2,642,003)	(7,716,920)	(47,304)	(138,892)
Net Increase/(Decrease) in Capital Shares	(1,994,225)	(3,434,635)	(7,827)	87,592
Shares Outstanding, Beginning of Period	17,139,426	20,574,061	802,915	715,323
Shares Outstanding, End of Period	15,145,201	17,139,426	795,088	802,915
Share Information:
Institutional Class:
Shares sold	3,622,207	9,863,728	379,802	306,759
Reinvested distributions	3	2,501,803	—	43,521
Shares redeemed	(3,696,588)	(7,318,442)	(22,570)	(234,081)
Net Increase/(Decrease) in Capital Shares	(74,378)	5,047,089	357,232	116,199
Shares Outstanding, Beginning of Period	37,229,539	32,182,450	1,616,650	1,500,451
Shares Outstanding, End of Period	37,155,161	37,229,539	1,973,882	1,616,650

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	15

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Operations:
Net investment income/(loss)	$38,844	$(78,621)	$5,797,731	$(6,409,488)
Net realized gain from investments and foreign currency transactions	114,535	1,884,766	39,495,909	88,573,271
Net change in unrealized appreciation of investments and foreign currency transactions	6,471,819	9,814,620	225,347,880	537,407,278
Net Increase in Net Assets Resulting from Operations	6,625,198	11,620,765	270,641,520	619,571,061
Distributions to Shareholders: (Note 4)
Investor	—	(107,359)	—	(1,038,050)
Institutional	—	(1,386,322)	—	(12,661,066)
Net Decrease in Net Assets from Distributions	—	(1,493,681)	—	(13,699,116)
Capital Share Transactions:
Shares sold
Investor	549,266	1,500,927	53,415,504	117,941,358
Institutional	5,228,439	26,640,428	407,956,680	812,114,128
Reinvested dividends and distributions
Investor	—	64,852	—	998,275
Institutional	—	1,210,392	—	10,858,788
Shares redeemed, net of redemption fees (Note 1)
Investor	(1,476,840)	(1,125,239)	(18,120,005)	(39,442,046)
Institutional	(1,212,490)	(1,556,425)	(106,079,230)	(157,324,887)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,088,375	26,734,935	337,172,949	745,145,616
Net Increase in Net Assets	9,713,573	36,862,019	607,814,469	1,351,017,561
Net Assets:
Beginning of Period	65,176,914	28,314,895	2,094,994,303	743,976,742
End of Period	$74,890,487	$65,176,914	$2,702,808,772	$2,094,994,303

See Notes to Financial Statements.

16	www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Share Information:
Investor Class:
Shares sold	28,541	89,341	1,964,724	5,109,693
Reinvested distributions	—	3,753	—	42,157
Shares redeemed	(76,239)	(69,545)	(669,789)	(1,721,303)
Net Increase/(Decrease) in Capital Shares	(47,698)	23,549	1,294,935	3,430,547
Shares Outstanding, Beginning of Period	206,375	182,826	6,855,036	3,424,489
Shares Outstanding, End of Period	158,677	206,375	8,149,971	6,855,036
Share Information:
Institutional Class:
Shares sold	277,018	1,504,182	14,871,837	35,698,765
Reinvested distributions	—	69,763	—	452,450
Shares redeemed	(63,325)	(93,927)	(3,764,261)	(6,862,417)
Net Increase in Capital Shares	213,693	1,480,018	11,107,576	29,288,798
Shares Outstanding, Beginning of Period	3,499,161	2,019,143	75,764,153	46,475,355
Shares Outstanding, End of Period	3,712,854	3,499,161	86,871,729	75,764,153

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	17

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$125.17		$83.73	$99.54	$95.37	$79.90	$67.50
Income/(Loss) from
Investment Operations:
Net Investment Loss(a)	(0.77)		(1.22)	(1.07)	(0.99)	(0.88)	(0.63)
Net Realized and Unrealized Gain/(Loss) on Investments	2.43		52.60	(6.21)	10.86	21.65	17.10
Total from Investment Operations	1.66		51.38	(7.28)	9.87	20.77	16.47
Less Distributions:
Distributions (from capital gains)	—		(9.94)	(8.53)	(5.70)	(5.30)	(4.07)
Total Distributions	—		(9.94)	(8.53)	(5.70)	(5.30)	(4.07)
Net Asset Value, End of Year	$126.83		$125.17	$83.73	$99.54	$95.37	$79.90

Total Return(b)	1.33	%(c)	61.30%	(8.55%)	11.05%	26.54%	24.75%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$1,920,913		$2,145,380	$1,722,739	$2,194,657	$2,099,756	$2,049,694
Average Net Assets for the Year (000s)	$2,062,362		$2,185,619	$2,193,187	$2,241,764	$2,074,586	$2,021,964
Ratio of Expenses to Average Net Assets(d)	1.24	%(e)	1.24%	1.25%	1.25%	1.25%	1.28%
Ratio of Net Investment Loss to Average Net Assets	(1.20	%)(e)	(1.01%)	(1.05%)	(0.97%)	(0.98%)	(0.84%)
Portfolio Turnover Rate	7	%(c)	9%	17%	17%	12%	14%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.

18	www.browncapital.com

The Brown Capital Management Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$128.45		$85.60	$101.39	$96.83	$80.91	$68.17
Income/(Loss) from
Investment Operations:
Net Investment Loss(a)	(0.66)		(1.00)	(0.88)	(0.80)	(0.71)	(0.49)
Net Realized and Unrealized Gain/(Loss) on Investments	2.50		53.79	(6.38)	11.06	21.93	17.30
Total from Investment Operations	1.84		52.79	(7.26)	10.26	21.22	16.81
Less Distributions:
Distributions (from capital gains)	—		(9.94)	(8.53)	(5.70)	(5.30)	(4.07)
Total Distributions	—		(9.94)	(8.53)	(5.70)	(5.30)	(4.07)
Net Asset Value, End of Year	$130.29		$128.45	$85.60	$101.39	$96.83	$80.91

Total Return(b)	1.43	%(c)	61.61%	(8.37%)	11.29%	26.77%	25.01%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$4,840,878		$4,782,245	$2,754,789	$2,878,945	$2,420,961	$1,533,407
Average Net Assets for the Year (000s)	$4,889,537		$4,266,513	$3,096,903	$2,770,899	$1,956,032	$1,091,159
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.04%	1.05%	1.05%	1.05%	1.08%
Ratio of Net Investment Loss to Average Net Assets	(1.00	%)(d)	(0.81%)	(0.85%)	(0.77%)	(0.78%)	(0.65%)
Portfolio Turnover Rate	7	%(c)	9%	17%	17%	12%	14%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	19

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$17.38		$10.52	$11.40	$11.17	$11.90	$11.42
Income/(Loss) from
Investment Operations:
Net Investment Loss(a)	(0.09)		(0.12)	(0.09)	(0.07)	(0.07)	(0.06)
Net Realized and Unrealized Gain/(Loss) on Investments	2.06		7.43	(0.18)	1.44	1.76	1.15
Total from Investment Operations	1.97		7.31	(0.27)	1.37	1.69	1.09
Less Distributions:
Distributions (from capital gains)	—		(0.45)	(0.61)	(1.14)	(2.42)	(0.61)
Total Distributions	—		(0.45)	(0.61)	(1.14)	(2.42)	(0.61)
Net Asset Value, End of Year	$19.35		$17.38	$10.52	$11.40	$11.17	$11.90

Total Return(b)	11.33	%(c)	69.70%	(3.22%)	13.93%	14.90%	9.83%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$15,381		$13,953	$7,527	$8,381	$8,369	$8,569
Average Net Assets for the Year (000s)	$15,090		$11,814	$9,370	$8,338	$8,316	$9,848
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)	1.50	%(e)	1.64%	1.84%	2.05%	2.00%	1.96%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.89	%)(e)	(0.75%)	(0.71%)	(0.64%)	(0.56%)	(0.53%)
Portfolio Turnover Rate	2	%(c)	10%	12%	25%	28%	45%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.

20	www.browncapital.com

The Brown Capital Management Mid Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$18.33		$11.06	$11.93	$11.60	$12.25	$11.70
Income/(Loss) from
Investment Operations:
Net Investment Loss(a)	(0.07)		(0.08)	(0.06)	(0.05)	(0.04)	(0.03)
Net Realized and Unrealized Gain/(Loss) on Investments	2.17		7.80	(0.20)	1.52	1.81	1.19
Total from Investment Operations	2.10		7.72	(0.26)	1.47	1.77	1.16
Less Distributions:
Distributions (from capital gains)	—		(0.45)	(0.61)	(1.14)	(2.42)	(0.61)
Total Distributions	—		(0.45)	(0.61)	(1.14)	(2.42)	(0.61)
Net Asset Value, End of Year	$20.43		$18.33	$11.06	$11.93	$11.60	$12.25

Total Return(b)	11.46	%(c)	70.00%	(2.99%)	14.29%	15.14%	10.20%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$40,332		$29,635	$16,590	$15,260	$12,217	$11,432
Average Net Assets for the Year (000s)	$37,621		$27,706	$17,753	$13,043	$11,502	$10,675
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.24	%(d)	1.39%	1.59%	1.81%	1.75%	1.72%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.64	%)(d)	(0.51%)	(0.46%)	(0.39%)	(0.31%)	(0.27%)
Portfolio Turnover Rate	2	%(c)	10%	12%	25%	28%	45%

(a)	Calculated using average shares method.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	21

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$17.51		$12.83	$13.71	$13.96	$12.38	$12.41
Income/(Loss) from
Investment Operations:
Net Investment Income/(Loss)(a)	(0.01)		(0.07)	0.06	0.10	0.10	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	1.73		5.29	(0.85)	(0.26)	1.59	0.02
Total from Investment Operations	1.72		5.22	(0.79)	(0.16)	1.69	0.18
Less Distributions:
Distributions (from net investment income)	—		—	(0.09)	(0.10)	(0.11)	(0.21)
Distributions (from capital gains)	—		(0.54)	—	—	—	—
Total Distributions	—		(0.54)	(0.09)	(0.10)	(0.11)	(0.21)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net Asset Value, End of Year	$19.23		$17.51	$12.83	$13.71	$13.96	$12.38

Total Return(c)	9.82	%(d)	40.73%	(5.85%)	(0.99%)	13.64%	1.60%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,051		$3,613	$2,346	$2,991	$2,879	$3,696
Average Net Assets for the Year (000s)	$3,683		$3,151	$3,162	$2,930	$3,091	$4,479
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.54	%(f)	1.79%	1.91%	1.83%	1.76%	1.87%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.07	%)(f)	(0.42%)	0.42%	0.72%	0.77%	1.33%
Portfolio Turnover Rate	1	%(d)	11%	25%	28%	5%	2%

(a)	Calculated using average shares method.

(b)	Less than $0.005 per share.

See Notes to Financial Statements.

22	www.browncapital.com

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	23

The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$17.59		$12.86	$13.74	$13.98	$12.38	$12.38
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(a)	0.01		(0.03)	0.10	0.13	0.11	0.19
Net Realized and Unrealized Gain/(Loss) on Investments	1.75		5.30	(0.86)	(0.26)	1.62	0.05
Total from Investment Operations	1.76		5.27	(0.76)	(0.13)	1.73	0.24
Less Distributions:
Distributions (from net investment income)	—		—	(0.12)	(0.12)	(0.13)	(0.24)
Distributions (from capital gains)	—		(0.54)	—	—	—	—
Total Distributions	—		(0.54)	(0.12)	(0.12)	(0.13)	(0.24)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net Asset Value, End of Year	$19.35		$17.59	$12.86	$13.74	$13.98	$12.38

Total Return(c)	10.01	%(d)	41.03%	(5.63%)	(0.71%)	13.97%	2.09%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$71,839		$61,564	$25,969	$32,979	$35,967	$29,239
Average Net Assets for the Year (000s)	$70,602		$40,540	$31,739	$35,068	$33,521	$29,244
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.29	%(e)	1.54%	1.66%	1.58%	1.51%	1.61%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.11	%(e)	(0.16%)	0.71%	0.97%	0.83%	1.56%
Portfolio Turnover Rate	1	%(d)	11%	25%	28%	5%	2%

(a)	Calculated using average shares method.
(b)	Less than $0.005 per share.

See Notes to Financial Statements.

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The Brown Capital Management International Equity Fund

Financial Highlights	For a share outstanding throughout the periods presented.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	25

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Investor Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$25.03		$14.75	$16.76	$16.27	$11.70	$10.31
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(a)	0.03		(0.15)	(0.03)	(0.05)	(0.05)	(0.03)
Net Realized and Unrealized Gain/(Loss) on Investments	2.99		10.62	(1.93)	0.58	4.66	1.64
Total from Investment Operations	3.02		10.47	(1.96)	0.53	4.61	1.61
Less Distributions:
Distributions (from capital gains)	—		(0.19)	(0.05)	(0.04)	(0.04)	(0.22)
Total Distributions	—		(0.19)	(0.05)	(0.04)	(0.04)	(0.22)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	—
Net Asset Value, End of Year	$28.05		$25.03	$14.75	$16.76	$16.27	$11.70

Total Return(c)	12.07	%(d)	71.05%	(11.72%)	3.32%	39.49%	15.84%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$228,605		$171,603	$50,516	$40,248	$3,417	$891
Average Net Assets for the Year (000s)	$208,324		$110,704	$51,728	$23,846	$1,465	$590
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.29	%(f)	1.32%	1.39%	1.75%	3.73%	7.99%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.29	%(f)	1.32%	1.39%	1.46%	1.50%	1.50%
Ratio of Net Investment Income/(Loss) to
Average Net Assets	0.21	%(f)	(0.68%)	(0.15%)	(0.34%)	(0.36%)	(0.28%)
Portfolio Turnover Rate	5	%(d)	18%	4%	7%	3%	11%

(a)	Calculated using average shares method.
(b)	Less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Not Annualized.
(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.
(f)	Annualized.

See Notes to Financial Statements.

26	www.browncapital.com

The Brown Capital Management International Small Company Fund

Financial Highlights	For a share outstanding throughout the periods presented.

Institutional Class	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021	For the Year Ended March 31, 2020		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Net Asset Value, Beginning of Year	$25.39		$14.92	$16.91		$16.38	$11.75	$10.32
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(a)	0.07		(0.10)	0.00	(b)	(0.01)	(0.03)	0.00 (b)
Net Realized and Unrealized Gain/(Loss) on Investments	3.02		10.76	(1.94)		0.58	4.70	1.65
Total from Investment Operations	3.09		10.66	(1.94)		0.57	4.67	1.65
Less Distributions:
Dividends (from net investment income)	—		—	(0.00	)(b)	—	—	—
Distributions (from capital gains)	—		(0.19)	(0.05)		(0.04)	(0.04)	(0.22)
Total Distributions	—		(0.19)	(0.05)		(0.04)	(0.04)	(0.22)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	—
Net Asset Value, End of Year	$28.48		$25.39	$14.92		$16.91	$16.38	$11.75

Total Return(c)	12.17	%(d)	71.51%	(11.48%)		3.54%	39.84%	16.21%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,474,204		$1,923,391	$693,460		$322,439	$27,547	$5,225
Average Net Assets for the Year (000s)	$2,301,525		$1,344,547	$598,865		$107,782	$14,171	$3,772
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.04	%(e)	1.07%	1.14%		1.41%	3.09%	7.83%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.04	%(e)	1.07%	1.14%		1.19%	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.48	%(e)	(0.42%)	0.02%		(0.04%)	(0.22%)	0.03%
Portfolio Turnover Rate	5	%(d)	18%	4%		7%	3%	11%

(a)	Calculated using average shares method.
(b)	Less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	27

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies that have total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

Semi-Annual Report | September 30, 2021	29

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2021:

Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,548,315,919	$—	$—	$6,548,315,919
Short Term Investments	221,319,386	—	—	221,319,386
Total	$6,769,635,305	$—	$—	$6,769,635,305

Mid Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$54,037,666	$—	$—	$54,037,666
Short Term Investments	1,771,387	—	—	1,771,387
Total	$55,809,053	$—	$—	$55,809,053

International Equity Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$73,695,842	$—	$—	$73,695,842
Short Term Investments	1,433,936	—	—	1,433,936
Total	$75,129,778	$—	$—	$75,129,778

International Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,625,875,582	$—	$—	$2,625,875,582
Short Term Investments	78,045,113	—	—	78,045,113
Total	$2,703,920,695	$—	$—	$2,703,920,695

* See Schedule of Investments for sector/country classifications.

For the period ended September 30, 2021, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2021, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of September 30, 2021*	Share Balance as of September 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Alarm.com Holdings, Inc.	$188,227,462	$50,826,586	$—	$213,652,298	2,732,476	$—	$(25,401,750)	$—
AppFolio Inc., Class A	218,298,152	41,547,013	—	221,535,639	1,839,997	—	(38,309,526)	—
Cardiovascular Systems, Inc.	120,315,214	—	—	103,024,217	3,138,112	—	(17,290,997)	—
DMC Global, Inc.	68,008,019	—	—	46,261,998	1,253,373	—	(21,746,021)	—
Inogen, Inc.	100,269,293	15,697,761	—	93,200,050	2,162,916	—	(22,767,004)	—
Ironwood Pharmaceuticals Inc.	111,578,837	—	—	130,341,647	9,980,218	—	18,762,810	—
Neogen Corp.	315,338,520	—	—	308,137,066	7,095,028	—	(7,201,454)	—
NextGen Healthcare Inc.	78,259,947	—	(10,483,336)	51,979,707	3,686,504	—	(10,061,206)	(5,735,698)
OrthoPediatrics Corp.	59,975,273	7,511,416	—	89,161,272	1,361,033	—	21,674,583	—
PROS Holdings, Inc.	144,093,912	—	(22,062,494)	100,149,361	2,822,699	—	(10,202,210)	(11,679,847)
Q2 Holdings, Inc.	256,242,963	49,002,137	—	244,142,102	3,046,445	—	(61,102,998)	—
Vericel Corp	125,035,440	33,426,042	—	142,291,918	2,915,818	—	(16,169,564)	—
Vocera Communications, Inc.	88,170,665	—	—	104,906,127	2,292,529	—	16,735,462	—
				$1,848,783,402	44,327,148	$—	$(173,079,875)	$(17,415,545)
Investments no longer affiliated as of September 30, 2021

American Software, Inc., Class A	$38,053,141	$—	$(12,465,253)	$28,833,260	1,214,032	$335,758	$(4,339,142)	$7,584,514
Glaukos Corp	301,891,006	—	(101,254,291)	87,451,913	1,815,485		(93,783,917)	(19,400,885)
Proto Labs, Inc.	206,708,246	—	(61,572,796)	64,421,447	967,289		(91,241,807)	10,527,804
				$180,706,620	3,996,806	$335,758	$(189,364,866)	$(1,288,567)

GRAND TOTAL				$2,029,490,022	48,323,954	$335,758	$(362,444,741)	$(18,704,112)

International Small Company Fund

Security Name	Market Value as of March 31, 2021	Purchases	Sales	Market Value as of September 30, 2021*	Share Balance as of September 30, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Albioma SA	$82,655,599	$10,574,775	$—	$75,813,974	1,925,006	$1,788,544	$(17,416,400)	$—
HIDAY HIDAKA Corp	29,469,567	4,061,376	—	32,775,958	2,067,914	225,816	(754,985)	—
Lectra	59,679,941	9,718,574	—	81,020,242	2,060,229	528,205	11,621,727	—
Nexus AG	87,996,373	14,542,974	—	129,468,668	1,563,221	319,397	26,929,321	—
NNIT A/S	23,133,297	3,806,066	—	29,968,789	1,574,465	—	3,029,426	—
Software Service, Inc.	42,414,901	11,080,111	—	38,978,896	547,747	—	(14,516,116)	—
STRATEC SE	84,770,545	12,334,298	—	101,478,008	715,735	731,163	4,373,165	—
Vectura Group PLC	50,182,764	5,611,940	—	77,053,905	34,743,072	9,141,590	21,259,201	—
				$566,558,440	45,197,389	$12,734,715	$34,525,339	$—

*	See Schedule of Investments for sector/country classifications.

Semi-Annual Report | September 30, 2021	31

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions

Shares of the International Equity Fund and the International Small Company Fund will be assessed a fee of 2.00% of the redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee is paid directly to the Fund and is intended to offset the cost of liquidating a shareholders’ investment in the Fund, discourage short-term trading of shares, and protect long-term shareholders – the redemption fee is not a sales charge or other fee intended to finance sales or marketing expenses. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2021, the International Equity Fund and the International Small Company Fund had redemption fees of $922 and $55,654, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
			Expense	Advisory
Fund	Average Net Assets	Rate	Limitation Ratio	Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
Mid Company Fund	On all assets	0.75%	0.90%	91,094	—
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%	1.00%	108,810	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

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The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the Mid Company Fund, the International Equity Fund and the International Small Company Fund, 1.25%, 0.90%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International Equity Fund, and the International Small Company Fund, or $15 million for the Mid Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2022	Expires 2023	Expires 2024	Expires 2025
Small Company Fund	$—	$—	$—	$—
Mid Company Fund	115,023	188,023	192,788	91,094
International Equity Fund	136,865	232,056	235,911	108,810
International Small Company Fund	149,456	—	—	—

Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent

ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Semi-Annual Report | September 30, 2021	33

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2021, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$502,856,569	$842,147,068
Mid Company Fund	6,121,285	924,278
International Equity Fund	5,085,921	659,394
International Small Company Fund	427,068,370	108,869,692

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2018-2020 and as of and during the six months ended September 30, 2021, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. At September 30, 2021, the tax-basis cost of investments were as follows:

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$3,841,660,877	$27,443,820	$24,014,476	$757,092,115
Gross unrealized depreciation (excess of tax cost over value)	(167,699,633)	(650,470)	(2,455,603)	(72,471,473)
Net unrealized appreciation (depreciation)	$3,673,961,244	$26,793,350	$21,558,873	$684,620,642
Cost of investments for income tax purposes	$3,095,674,061	$29,015,703	$53,570,905	$2,019,300,053

Small Company Fund and Mid Company Fund elect to defer to the period ending March 31, 2022, late year ordinary losses in the amounts of $19,350,931 and $71,750, respectively.

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		Mid Company Fund		International Equity Fund		International Small Company Fund
Distributions Paid From:	2021	2020	2021	2020	2021	2020	2021	2020
Ordinary Income	$—	$—	$—	$—	$27,817	$284,754	$1,430,187	$2,403,229
Long-term capital gains	508,370,340	426,121,158	1,116,191	1,295,307	1,465,864	1,740	12,268,929	206,722
Total	$508,370,340	$426,121,158	$1,116,191	$1,295,307	$1,493,681	$286,494	$13,699,116	$2,609,951

34	www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements	September 30, 2021 (Unaudited)

5.  COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6.  TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2021, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective December 11, 2020 and retroactive to January 1, 2020, each Independent Trustee of the Trust receives a $79,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Prior to December 11, 2020 each Independent Trustee of the Trust received a $54,000 annual retainer and a $1,500 per meeting fee.

7.  MARKET TURBULENCE RESULTING FROM COVID-19

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

8.  SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2021, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Semi-Annual Report | September 30, 2021	35

The Brown Capital Management Mutual Funds

Fund Expenses	September 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expense Ratio(a)	Expenses Paid During Period April 1, 2021 to September 30, 2021(b)
Small Company Fund
Investor
Actual	$1,000.00	$1,013.30	1.24%	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	1.24%	$6.28
Institutional
Actual	$1,000.00	$1,014.30	1.04%	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.04%	$5.27

Mid Company Fund
Investor
Actual	$1,000.00	$1,113.30	1.15%	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$1,114.60	0.90%	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

International Equity Fund
Investor
Actual	$1,000.00	$1,098.20	1.25%	$6.57
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$1,100.10	1.00%	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

International Small Company Fund
Investor
Actual	$1,000.00	$1,120.70	1.29%	$6.86
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.29%	$6.53
Institutional
Actual	$1,000.00	$1,121.70	1.04%	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.04%	$5.27

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

36	www.browncapital.com

The Brown Capital Management Mutual Funds

Additional Information	September 30, 2021 (Unaudited)

1.  PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-877-892-4226 and (2) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.  QUARTERLY PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-892-4226.

3.  FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of Brown Capital Management, LLC (“BCM”) as the Funds’ Liquidity Risk Management Administrator. BCM has appointed representatives from their compliance, operations, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of each Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended May 31, 2021 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on June 25, 2021. The report concluded that (i) none of the Funds experienced significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) each Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

Semi-Annual Report | September 30, 2021	37

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2021 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and assets

■  Account balances and transaction history

■  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

38	www.browncapital.com

The Brown Capital Management Mutual Funds

Privacy Policy	September 30, 2021 (Unaudited)

Who we are

Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do

How do The Brown Capital Management Mutual Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does The Brown Capital Management Mutual Funds collect my personal information?

We collect your personal information, for example, when you

■   Open an account or give us your account information

■   Make deposits or withdrawals from our account

■   Pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   affiliates from using your information to market to you

■   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2021	39

Must be accompanied or preceded by a prospectus.

Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Brown Capital Management Mutual Funds are open-end management investment companies.

Item 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer, Brown Capital Management Mutual Funds

Date: November 29, 2021

By: (Signature and Title)	/s/ Michael L. Forster
Michael L. Forster
Treasurer and Principal Financial Officer, Brown Capital Management Mutual Funds

Date: November 29, 2021